Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment Information

5. Segment Information

Stevanato Group business operations are organized into two reportable segments, based on their specific products and services:

-
Biopharmaceutical and Diagnostic Solutions, which includes the products, processes and services developed and provided in connection with the containment and delivery of pharmaceutical and biotechnology drugs and reagents (such as vials, cartridges, syringes and drug delivery systems like pen injectors, auto injectors and wearables), as well as the production of diagnostic consumables;
-
Engineering, which includes the equipment and technologies developed and provided to support the end-to-end pharmaceutical, biotechnology and diagnostic manufacturing processes (assembly, visual inspection, packaging and serialization and glass converting).

In 2022, Stevanato Group generated 81% of total sales from the Biopharmaceutical and Diagnostic Solutions segment (82% in 2021), and 19% from the Engineering segment (18% in 2021).

The Biopharmaceutical and Diagnostic Solutions Segment deals mainly with the design and production of glass containers and packaging solutions, based on sophisticated technical and industrial processes. The production of Drug Containment Solutions (DCS) accounts for more than 50% of total sales and represents the Group's core business. The glass manufacturing process multiplies complex and requires sophisticated industrial processes, to form, treat, inspect and package drug containment and delivery products. The critical phases of Stevanato Group's business model are managed internally while only the production of glass tubes (which serve as the starting point of the internal production process) and the sterilization process for the final products are outsourced to a trusted network of third parties’ suppliers. Drug Containment Solutions includes ampoules, vials, ready-to-fill containers, cartridges and pre-fillable syringes.

Within the same segment there is also the production of In-Vitro Diagnostic (IVD) Solutions and Drug Delivery Systems (DDS). This sector is particularly complex as it requires constant cooperation with each customer for the development of the specific products they need. The production of plastic products requires development of specific molds based on each customer's requirements and specifications, which molds are then used for stamping of the final product. The product portfolio is highly diversified and includes different products for pharmaceutical, medical and diagnostic industries.

Additionally, the Group has recently entered the drug delivery system business offering pen injectors, dry powder inhalers, auto-injectors and wearable injectors.

Stevanato Group also provides analytical services and regulatory support exclusively to its customers, as ancillary services to the supply of DCS. Stevanato Group's analytical testing facilities in Piombino Dese, Italy, and Boston, Massachusetts, focus on investigating the physiochemical properties of primary packaging materials and components and studying the interactions between drug containment solutions and the drugs they will contain. The Analytical Services provided include chemical analysis, surface characterization, container performance and interaction, testing on drug delivery systems and customized testing based on the specific need of each client.

The Engineering Segment designs, develops and produces equipment and machinery for both in-house use and the sale to customers (which includes some of Stevanato Group's competitors). Stevanato Group is driving continuous technological advancements so that its equipment can consistently meet the client's stringent specification requirements. The Group assembles equipment and machinery and develops the software necessary for its functioning beyond working closely with the customers to install the machinery and equipment in their production sites, ensuring they are correctly calibrated and properly functioning. Engineering products include glass converting machinery, visual inspection machinery, assembly platforms, secondary packaging machinery. The after-sales services, mainly consists in the provision of spare parts for our machinery and equipment other than maintenance activity on the machines sold.

The Group also provides professional project management services, supporting its customers in designing their plant layout for the production of bulk and ready-to-use pharmaceutical primary packaging.

The criteria applied to identify the operating segments are consistent with the information reviewed by the Chief Executive Officer (the Group’s “Chief Operating Decision Maker”) in making decisions regarding the allocation of resources and to assess performance.

	As at and for the year ended December 31, 2022
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External Customers	799,652	184,028	983,680	—	983,680
Inter-Segment	1,585	115,472	117,057	(117,057)	—
Total Revenue	801,237	299,500	1,100,737	(117,057)	983,680
Cost of Sales	526,370	234,826	761,196	(97,317)	663,879
Gross Profit	274,867	64,674	339,541	(19,740)	319,801

Other operating income	18,985	13	18,998	(148)	18,850
Selling and Marketing expenses	12,287	2,430	14,717	11,369	26,086
Research and Development expenses	25,169	6,542	31,711	2,676	34,387
General and Administrative expenses	73,816	14,431	88,247	(2,500)	85,747
Operating Profit	182,580	41,284	223,864	(31,433)	192,431

Total assets	1,259,124	370,851	1,629,975	29,723	1,659,698
Total liabilities	511,022	256,835	767,857	(104,069)	663,788

	As at and for the year ended December 31, 2021
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External Customers	694,038	149,882	843,920	—	843,920
Inter-Segment	1,134	68,979	70,113	(70,113)	—
Total Revenue	695,172	218,861	914,033	(70,113)	843,920
Cost of Sales	465,304	176,604	641,908	(63,393)	578,515
Gross Profit	229,868	42,257	272,125	(6,720)	265,405

Other operating income	9,386	—	9,386	—	9,386
Selling and Marketing expenses	7,736	3,196	10,932	9,516	20,448
Research and Development expenses	23,467	4,263	27,730	1,886	29,616
General and Administrative expenses	58,996	11,898	70,894	(8,392)	62,502
Operating Profit	149,055	22,900	171,955	(9,730)	162,225

Total assets	885,733	253,767	1,139,500	279,342	1,418,842
Total liabilities	335,919	163,661	499,580	77,603	577,183

	As at and for the year ended December 31, 2020
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External Customers	564,931	97,106	662,037	—	662,037
Inter-Segment	1,096	56,327	57,423	(57,423)	—
Total Revenue	566,027	153,433	719,460	(57,423)	662,037
Cost of Sales	398,411	121,332	519,743	(51,882)	467,861
Gross Profit	167,616	32,101	199,717	(5,541)	194,176

Other operating income	5,193	31	5,224	7	5,230
Selling and Marketing expenses	9,762	2,842	12,604	7,440	20,044
Research and Development expenses	12,080	3,056	15,136	2,254	17,390
General and Administrative expenses	48,324	9,641	57,965	899	58,863
Operating Profit	102,643	16,593	119,236	(16,127)	103,109

Inter-segment revenue and costs are eliminated upon consolidation and reflected in the “adjustments, elimination and unallocated items” column. The most relevant adjustment in revenue relates to the sales of the Engineering’s equipment to the Biopharmaceutical and Diagnostic Solutions.

The reconciliation from total segments Operating Profit to consolidated Profit Before Tax is as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Segments Operating Profit	223,864	171,955	119,236
Finance income	25,050	21,709	14,926
Finance expense	29,840	18,808	21,848
Share of profit of an associate	—	547	92
Inter-segment elimination	(31,433)	(9,730)	(16,127)
Profit Before Tax	187,641	165,673	96,279

For the years ended December 31, 2022, 2021 and 2020, no external customer exceeds 10% of group’s revenue.

Year ended December 31, 2022, versus year ended December 31, 2021:

For the year ended December 31, 2022 revenue generated by the Biopharmaceutical and Diagnostic Solutions segment increases by 15.3% (EUR 106,065 thousand) mainly driven by increased revenue from premium priced, high-value solutions and the positive effect of forex of EUR 26,961 thousand. Gross profit margin of this segment increases from 33.1% in 2021 to 34.3% in 2022 due to the shift of revenue towards more accretive high value solutions. Biopharmaceutical and Diagnostic Solutions segment operating profit margin increases from 21.4% for the year ended December 31, 2021 to 22.8% for the year ended December 31, 2022.

For the year ended December 31, 2022, Engineering Segment revenue increases by EUR 80,639 thousand or 36.8% primarily as a result of a steep increase in the inter-segment revenue to support the build out of the Group’s global capacity expansion and solid growth from external customers across all business lines including after-sales.

Year ended December 31, 2021, versus year ended December 31, 2020:

Revenue increase by 22.8% (EUR 129,145 thousand) in Biopharmaceutical and Diagnostic Solutions segment is due both to the increase in sales volume of premium priced high-value solutions and to a general increase in demand for the other containment and delivery solutions, partially due to the COVID-19 impact on our industry. Gross profit margin of this segment increases from 29.6% in 2020 to 33.1% in 2021 due to the shift of revenue towards more accretive high value solutions and increased production efficiencies. Biopharmaceutical and Diagnostic Solutions segment operating profit margin increases from 18.1% for the year ended December 31, 2020 to 21.4% for the year ended December 31, 2021.

With reference to Engineering segment, the EUR 65,428 thousand increase in revenue (42.6%) is mainly due to the growth in all business lines of the segment, glass converting, visual inspection machinery, assembly platforms and packaging machinery sales, as well as after sales services. Engineering gross profit margin decreases to 19.3% in 2021 from 20.9% in 2020 which was bolstered by highly accretive short-term projects that were completed under accelerated timeframes in the last quarter of the year. Engineering segment operating profit margin decreases from 10.8% for the year ended December 31, 2020 to 10.5% for the year ended December 31, 2021.

Unallocated assets increase from EUR 2,396 thousand to EUR 279,342 thousand mainly due to the proceeds from IPO received by Stevanato Group S.p.A. For further detail refer to Note 25. Unallocated liabilities decrease from EUR 217,890 thousand to EUR 77,603 thousand mainly due to the decrease in employee benefits liabilities following the early termination of the 2012-2021 and 2018-2022 incentive plans and the decrease in financial liabilities following the early repayment of the existing floating rate bank loans by Stevanato Group S.p.A.. For further details refer to Note 30 and Note 28 respectively.